MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
New amendments which did not have a material impact on the consolidated financial statements
Several amendments apply for the first time in 2024, which did not have a material impact on the consolidated financial statements of Sunrise.

Standard	Name	Effective from
Amendments to IFRS 16	Lease liability in a sale and leaseback transaction	1 January 2024
Amendments to IAS 1	Classifying liabilities as current or non-current	1 January 2024
Amendments to IAS 1	Classifying non-current liabilities with covenants	1 January 2024
Amendments to IAS 7	Supplier finance arrangements	1 January 2024

Disclosure of foreign exchange rates
The following table summarizes the principal exchange rates used by Sunrise (shown against CHF):

	December 31
	2024	2023	2022
Spot rates:
Euro	1.0645	1.077	1.0128
US Dollar	1.1016	1.1916	1.0847

	Year ended December 31
	2024	2023	2022
Average rates:
Euro	1.0502	1.0295	0.9948
US Dollar	1.1362	1.1135	1.0478

Disclosure of detailed information about property, plant and equipment
The depreciation base is measured at cost less residual value and any write-downs. Depreciation is provided on a straight-line basis over the estimated useful life of the assets as follows:

Asset category	Useful lives
Support equipment and buildings	3 to 33 years
Distribution systems	3 to 30 years
Customer premises equipment ('CPE')	4 to 5 years
The useful lives per asset class are as follows:

Asset category	Useful lives
Support equipment, buildings and land	3 to 33 years
Distribution systems	3 to 30 years

	Distribution systems	Customer premises equipment	Support equipment and buildings	Assets under construction	Total
	CHF in millions
Cost:
January 1, 2023	3,060.6	432.3	1,423.3	247.7	5,163.9
Additions	280.5	93.2	3.5	—	377.2
Additions from business combinations	70.7	—	3.0	—	73.7
Retirements and disposals	(34.9)	(93.3)	(2.1)	—	(130.3)
Reclassifications	(65.9)	(59.2)	25.2	99.9	—
December 31, 2023	3,311.0	373.0	1,452.9	347.5	5,484.5
Additions	257.3	100.3	50.4	—	408.0
Retirements and disposals	(213.1)	(101.0)	(25.3)	—	(339.4)
Reclassifications	(233.9)	(9.6)	(6.1)	173.2	(76.4)
Other	—	—	—	(1.0)	(1.0)
December 31, 2024	3,121.3	362.7	1,471.9	519.7	5,475.7

	Distribution systems	Customer premises equipment	Support equipment and buildings	Assets under construction	Total
	CHF in millions
Accumulated depreciation and impairment:
January 1, 2023	(2,326.1)	(249.0)	(291.7)	—	(2,866.8)
Depreciation	(290.8)	(69.1)	(92.6)	—	(452.5)
Retirements and disposals	34.9	93.3	2.4	—	130.6
Reclassifications	(47.3)	60.1	(12.8)	—	—
December 31, 2023	(2,629.3)	(164.7)	(394.7)	—	(3,188.7)
Depreciation	(287.1)	(67.9)	(13.0)	—	(368.0)
Retirements and disposals	213.1	100.7	25.2	—	339.0
Reclassifications	—	—	65.5	—	65.5
Other	9.8	2.0	3.2	—	15.0
December 31, 2024	(2,693.5)	(129.9)	(313.8)	—	(3,137.2)

	Distribution systems	Customer premises equipment	Support equipment and buildings	Assets under construction	Total
	CHF in millions
Property and equipment, net:
Net carrying amount at December 31, 2023	681.7	208.3	1,058.2	347.5	2,295.7
Net carrying amount at December 31, 2024	427.8	232.8	1,158.1	519.7	2,338.5

Disclosure of detailed information about intangible assets	The rights are amortized on a straight-line basis over the contract term.

Asset category	Useful lives
Software	3 to 5 years
Licenses and rights	5 to 26 years
Brands and customer relationships	6 to 10 years
Other intangible assets	2 to 25 years
Changes in the carrying amounts of the intangible assets are as follows:

	Brands and customers relationships	Licenses and rights	Software	Other intangible assets	Total
	CHF in millions
Cost:
January 1, 2023	1,972.0	652.1	523.3	18.3	3,165.7
Additions from business combinations	8.4	—	—	—	8.4
Additions	0.3	—	160.2	—	160.5
Retirements and disposals	(27.4)	—	(48.3)	—	(75.7)
Other	2.5	—	—	(1.1)	1.4
December 31, 2023	1,955.8	652.1	635.2	17.2	3,260.3
Additions	—	2.0	99.9	—	101.9
Retirements and disposals	—	(153.5)	(32.6)	(8.0)	(194.1)
Reclassifications	—	—	76.4	—	76.4
Other	1.9	—	—	3.6	5.5
December 31, 2024	1,957.7	500.6	778.9	12.8	3,250.0

	Brands and customers relationships	Licenses and rights	Software	Other intangible assets	Total
	CHF in millions
Accumulated amortization:
January 1, 2023	(732.3)	(252.7)	(280.0)	(1.6)	(1,266.6)
Amortization	(322.0)	(66.8)	(143.6)	(7.2)	(539.6)
Retirements and disposals	27.4	—	48.3	—	75.7
Other	—	—	—	0.1	0.1
December 31, 2023	(1,026.9)	(319.5)	(375.3)	(8.7)	(1,730.4)
Amortization	(321.7)	(69.0)	(155.0)	(4.2)	(549.9)
Retirements and disposals	—	153.5	32.6	8.0	194.1
Reclassifications	—	—	(65.5)	—	(65.5)
Other	—	—	(13.9)	—	(13.9)
December 31, 2024	(1,348.6)	(235.0)	(577.1)	(4.9)	(2,165.6)

	Brands and customers relationships	Licenses and rights	Software	Other intangible assets	Total
	CHF in millions
Intangible assets subject to amortization, net:
Net carrying amount at 31 December 2023	928.9	332.6	259.9	8.5	1,529.9
Net carrying amount at 31 December 2024	609.1	265.6	201.8	7.9	1,084.4